Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments	R$ 19,906,237	R$ 20,339,344
Copel Geracaoe Transmissao [Member]
IfrsStatementLineItems [Line Items]
Investments	12,551,604	12,790,070
Copel Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Investments	6,782,865	6,610,274
Copel Servicos [Member]
IfrsStatementLineItems [Line Items]
Investments	54,323	8,635
Copel Comercializacao [Member]
IfrsStatementLineItems [Line Items]
Investments	342,204	418,780
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Investments		55,414
Compagas [Member]
IfrsStatementLineItems [Line Items]
Investments		284,135
Elejor [Member]
IfrsStatementLineItems [Line Items]
Investments	9,235	9,990
Other [member]
IfrsStatementLineItems [Line Items]
Investments	R$ 166,006	R$ 162,046